SIGNIFICANT ACCOUNTING POLICIES - Net revenues & Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues
Net revenues	$ 180,313	$ 109,715	$ 182,283
Contract liabilities
Prepayments from customers, current portion	4,919	4,145
Prepayments from customers, non-current portion	1,461	4,024
Deferred revenue, current portion	27,019	34,351
Deferred revenue, non-current portion	999	1,726
Revenue recognized related to contract liabilities that existed in previous year	0	28,000
Contract asset recorded	0	0
Services
Net revenues
Net revenues	172,404	103,073	166,183
Tuition fees from kindergartens, play-and-learn centers and student care centers
Net revenues
Net revenues	157,988	92,123	147,417
Franchise fees
Net revenues
Net revenues	10,140	9,065	12,269
Training and other services
Net revenues
Net revenues	4,096	1,632	6,156
Royalty fees
Net revenues
Net revenues	180	253	341
Products
Net revenues
Net revenues	7,909	6,642	16,100
Sale of educational merchandise
Net revenues
Net revenues	7,909	6,642	16,100
PRC
Net revenues
Net revenues	149,306	83,751	163,210
Singapore
Net revenues
Net revenues	31,007	25,964	19,073
Kindergartens | PRC
Net revenues
Net revenues	128,402	68,319	131,427
Play-and-learn centers | PRC
Net revenues
Net revenues	13,254	12,215	24,901
Singapore kindergartens, student care centers and others | Singapore
Net revenues
Net revenues	31,007	25,964	19,073
Others
Net revenues
Net revenues	$ 7,650	$ 3,217	$ 6,882